Note 8 - Fair Value Measurements (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value Adjustment of Warrants	$ 2,070,328	$ (6,095,170)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liability, Total		11,908,671
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Investments, Fair Value Disclosure, Total		69,382,121
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure, Total		$ 69,378,000